5. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Option Plan And Stock-Based Compensation Tables
Assumptions for fair value of stock options
	2013	2012
Risk-free interest rate	0.47% - 1.55%	0.31% - 1.27%
Expected dividend yield	0%	0%
Volatility factor	85%	90%
Expected life of option	3.25 to 6 years	2.90 to 7 years

Activity under Stock Plans
	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	-	-	-
Options forfeited/cancelled	(2,530,000)	0.50-1.00	0.51
Outstanding as of September 30, 2013	5,886,400	$0.10-1.85	$0.42

The following table summarizes the activity under the Stock Plans.

	Shares	Price per Share	Weighted Average Exercise Price
Outstanding, December 31, 2010	78,400	$1.85	$1.85

Granted	1,921,237	0.10 to 0.25	0.13
Exercised	-	-	-
Options forfeited/cancelled	(421,237)	-	0.25
Outstanding, December 31, 2011	1,578,400	0.10 to 1.85	0.19

Granted	6,130,000	0.10 to 0.50	0.48
Exercised	-	-	-
Options forfeited/cancelled	-	-	-

Outstanding, December 31, 2012	7,708,400	$0.10 to 1.85	$0.42

Information about stock options vested or expected to vest

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,800,000	$0.10	3.13	$1,026,000	1,612,500	$0.10	3.15	$919,125
0.42	98,000	0.42	7.26	24,500	-	0.42	-	-
0.50	3,330,000	0.50	2.09	566,100	2,371,668	0.50	2.34	403,184
0.57	400,000	0.57	4.87	40,000	83,280	0.57	4.87	8,328
1.00	180,000	1.00	2.32	-	135,000	1.00	1.63	-
1.85	78,400	1.85	2.00	-	78,400	1.85	2.00	-
$0.10-1.85	5,886,400	$0.41	2.69	$1,656,600	4,280,848	$0.39	2.67	$1,330,637

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2012:

Vested or Expected to Vest						Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate		Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	Number of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,800,000	$0.10	3.87	$576,000	1,306,250	$0.10	3.93	$418,000
1.85	78,400	1.85	2.75	-	78,400	1.85	2.75	-
0.50	5,830,000	0.50	5.13	-	934,167	0.50	5.95	-
$0.10-1.85	7,708,400	$0.42	4.81	$576,000	2,318,817	$0.32	4.71	$418,000